Financial Instruments - Carrying Amounts and Reconciliation of Derivative Financial Instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Current portion of other long-term assets	$ 5,000,000	$ 5,000,000
Current portion of other long-term liabilities	(72,000,000)	(131,000,000)
Other long-term assets	135,000,000	131,000,000
Other long-term liabilities	(13,000,000)	(29,000,000)
Derivative financial asset (liability), net	55,000,000	(24,000,000)	$ 178,000,000
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	0	1,000,000	$ 3,000,000
Natural gas
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, (liability)	(41,000,000)	(45,000,000)
Crude oil
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, (liability)	(10,000,000)	0
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, (liability)	(13,000,000)	(7,000,000)
Foreign currency forward contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	(21,000,000)	(108,000,000)
Cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	$ 140,000,000	$ 136,000,000